Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	0000049905
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class F
Prospectus:
Trading Symbol	HGOFX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R6
Prospectus:
Trading Symbol	HGOVX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R5
Prospectus:
Trading Symbol	HGOTX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R4
Prospectus:
Trading Symbol	HGOSX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R3
Prospectus:
Trading Symbol	HGORX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	HGOIX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class Y
Prospectus:
Trading Symbol	HGOYX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	HGOCX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	HGOAX
Hartford Quality Value Fund | Class R6
Prospectus:
Trading Symbol	HVOVX
Hartford Quality Value Fund | Class F
Prospectus:
Trading Symbol	HVOFX
Hartford Quality Value Fund | Class R5
Prospectus:
Trading Symbol	HVOTX
Hartford Quality Value Fund | Class R4
Prospectus:
Trading Symbol	HVOSX
Hartford Quality Value Fund | Class R3
Prospectus:
Trading Symbol	HVORX
Hartford Quality Value Fund | Class I
Prospectus:
Trading Symbol	HVOIX
Hartford Quality Value Fund | Class Y
Prospectus:
Trading Symbol	HVOYX
Hartford Quality Value Fund | Class C
Prospectus:
Trading Symbol	HVOCX
Hartford Quality Value Fund | Class A
Prospectus:
Trading Symbol	HVOAX
THE HARTFORD SMALL CAP GROWTH FUND | Class F
Prospectus:
Trading Symbol	HSLFX
THE HARTFORD SMALL CAP GROWTH FUND | Class R6
Prospectus:
Trading Symbol	HSLVX
THE HARTFORD SMALL CAP GROWTH FUND | Class R5
Prospectus:
Trading Symbol	HSLTX
THE HARTFORD SMALL CAP GROWTH FUND | Class R4
Prospectus:
Trading Symbol	HSLSX
THE HARTFORD SMALL CAP GROWTH FUND | Class R3
Prospectus:
Trading Symbol	HSLRX
THE HARTFORD SMALL CAP GROWTH FUND | Class I
Prospectus:
Trading Symbol	HSLIX
THE HARTFORD SMALL CAP GROWTH FUND | Class Y
Prospectus:
Trading Symbol	HSLYX
THE HARTFORD SMALL CAP GROWTH FUND | Class C
Prospectus:
Trading Symbol	HSLCX
THE HARTFORD SMALL CAP GROWTH FUND | Class A
Prospectus:
Trading Symbol	HSLAX
Hartford Schroders Emerging Markets Equity Fund | Class F
Prospectus:
Trading Symbol	HHHFX
Hartford Schroders Emerging Markets Equity Fund | Class SDR
Prospectus:
Trading Symbol	SEMTX
Hartford Schroders Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	HHHYX
Hartford Schroders Emerging Markets Equity Fund | Class R5
Prospectus:
Trading Symbol	HHHTX
Hartford Schroders Emerging Markets Equity Fund | Class R4
Prospectus:
Trading Symbol	HHHSX
Hartford Schroders Emerging Markets Equity Fund | Class R3
Prospectus:
Trading Symbol	HHHRX
Hartford Schroders Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	SEMNX
Hartford Schroders Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	HHHCX
Hartford Schroders Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	SEMVX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class F
Prospectus:
Trading Symbol	HFZFX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class SDR
Prospectus:
Trading Symbol	SMSRX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class Y
Prospectus:
Trading Symbol	HFZYX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R5
Prospectus:
Trading Symbol	HFZTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R4
Prospectus:
Trading Symbol	HFZSX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R3
Prospectus:
Trading Symbol	HFZRX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class I
Prospectus:
Trading Symbol	SMSNX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class C
Prospectus:
Trading Symbol	HFZCX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class A
Prospectus:
Trading Symbol	SMSVX
Hartford Schroders International Multi-Cap Value Fund | Class F
Prospectus:
Trading Symbol	HFYFX
Hartford Schroders International Multi-Cap Value Fund | Class SDR
Prospectus:
Trading Symbol	SIDRX
Hartford Schroders International Multi-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	HFYYX
Hartford Schroders International Multi-Cap Value Fund | Class R5
Prospectus:
Trading Symbol	HFYTX
Hartford Schroders International Multi-Cap Value Fund | Class R4
Prospectus:
Trading Symbol	HFYSX
Hartford Schroders International Multi-Cap Value Fund | Class R3
Prospectus:
Trading Symbol	HFYRX
Hartford Schroders International Multi-Cap Value Fund | Class I
Prospectus:
Trading Symbol	SIDNX
Hartford Schroders International Multi-Cap Value Fund | Class C
Prospectus:
Trading Symbol	HFYCX
Hartford Schroders International Multi-Cap Value Fund | Class A
Prospectus:
Trading Symbol	SIDVX
Hartford Schroders International Stock Fund | Class F
Prospectus:
Trading Symbol	HSWFX
Hartford Schroders International Stock Fund | Class SDR
Prospectus:
Trading Symbol	SCIJX
Hartford Schroders International Stock Fund | Class Y
Prospectus:
Trading Symbol	HSWYX
Hartford Schroders International Stock Fund | Class R5
Prospectus:
Trading Symbol	HSWTX
Hartford Schroders International Stock Fund | Class R4
Prospectus:
Trading Symbol	HSWSX
Hartford Schroders International Stock Fund | Class R3
Prospectus:
Trading Symbol	HSWRX
Hartford Schroders International Stock Fund | Class I
Prospectus:
Trading Symbol	SCIEX
Hartford Schroders International Stock Fund | Class C
Prospectus:
Trading Symbol	HSWCX
Hartford Schroders International Stock Fund | Class A
Prospectus:
Trading Symbol	SCVEX
Hartford Schroders Securitized Income Fund | Class C
Prospectus:
Trading Symbol	HITCX
Hartford Schroders Securitized Income Fund | Class I
Prospectus:
Trading Symbol	HITIX
Hartford Schroders Securitized Income Fund | Class F
Prospectus:
Trading Symbol	HITFX
Hartford Schroders Securitized Income Fund | Class A
Prospectus:
Trading Symbol	HITAX
Hartford Schroders Securitized Income Fund | Class SDR
Prospectus:
Trading Symbol	HITSX
Hartford Schroders Securitized Income Fund | Class Y
Prospectus:
Trading Symbol	HITYX
Hartford Schroders Tax-Aware Bond Fund | Class F
Prospectus:
Trading Symbol	HFKFX
Hartford Schroders Tax-Aware Bond Fund | Class Y
Prospectus:
Trading Symbol	HFKYX
Hartford Schroders Tax-Aware Bond Fund | Class I
Prospectus:
Trading Symbol	STWTX
Hartford Schroders Tax-Aware Bond Fund | Class C
Prospectus:
Trading Symbol	HFKCX
Hartford Schroders Tax-Aware Bond Fund | Class A
Prospectus:
Trading Symbol	STWVX
Hartford Schroders Tax-Aware Bond Fund | Class SDR
Prospectus:
Trading Symbol	HFKVX
Hartford Schroders US MidCap Opportunities Fund | Class F
Prospectus:
Trading Symbol	HFDFX
Hartford Schroders US MidCap Opportunities Fund | Class SDR
Prospectus:
Trading Symbol	SMDRX
Hartford Schroders US MidCap Opportunities Fund | Class Y
Prospectus:
Trading Symbol	HFDYX
Hartford Schroders US MidCap Opportunities Fund | Class R5
Prospectus:
Trading Symbol	HFDTX
Hartford Schroders US MidCap Opportunities Fund | Class R4
Prospectus:
Trading Symbol	HFDSX
Hartford Schroders US MidCap Opportunities Fund | Class R3
Prospectus:
Trading Symbol	HFDRX
Hartford Schroders US MidCap Opportunities Fund | Class I
Prospectus:
Trading Symbol	SMDIX
Hartford Schroders US MidCap Opportunities Fund | Class C
Prospectus:
Trading Symbol	HFDCX
Hartford Schroders US MidCap Opportunities Fund | Class A
Prospectus:
Trading Symbol	SMDVX
Hartford Schroders US Small Cap Opportunities Fund | Class I
Prospectus:
Trading Symbol	SCUIX
Hartford Schroders US Small Cap Opportunities Fund | Class C
Prospectus:
Trading Symbol	HOOCX
Hartford Schroders US Small Cap Opportunities Fund | Class A
Prospectus:
Trading Symbol	SCUVX
Hartford Schroders US Small Cap Opportunities Fund | Class F
Prospectus:
Trading Symbol	HOOFX
Hartford Schroders US Small Cap Opportunities Fund | Class SDR
Prospectus:
Trading Symbol	SCURX
Hartford Schroders US Small Cap Opportunities Fund | Class Y
Prospectus:
Trading Symbol	HOOYX
Hartford Schroders US Small Cap Opportunities Fund | Class R5
Prospectus:
Trading Symbol	HOOTX
Hartford Schroders US Small Cap Opportunities Fund | Class R4
Prospectus:
Trading Symbol	HOOSX
Hartford Schroders US Small Cap Opportunities Fund | Class R3
Prospectus:
Trading Symbol	HOORX